Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Discounted bank acceptance notes	¥ 200,000	$ 28,997	¥ 197,900
Short-term Investments
Discounted bank acceptance notes	¥ 200,000		¥ 197,900
Maximum
Interest rate (as a percent)	2.40%	2.40%
Minimum
Interest rate (as a percent)	2.00%	2.00%